UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Global Dynamic Bond Fund

Dreyfus Global Real Return Fund

Dreyfus Total Emerging Markets Fund

Dynamic Total Return Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Dynamic Bond Fund
January 31, 2017 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 91.5%	Rate (%)		Date	Amount ($)[a]		Value ($)
Consumer Discretionary - 6.6%
Bertelsmann SE & Co.,
Jr. Sub. Notes	EUR	3.50	4/23/75	200,000	[b]	206,003
Cablevision Systems,
Sr. Unscd. Notes		8.63	9/15/17	120,000		124,576
CPUK Finance,
Scd. Notes	GBP	7.00	2/28/42	100,000		133,670
CPUK Finance,
Sr. Scd. Notes	GBP	2.67	2/28/42	200,000		260,433
Daimler Finance North America,
Gtd. Notes		1.88	1/11/18	300,000		300,808
DISH DBS,
Gtd. Notes		4.63	7/15/17	140,000		142,100
DR Horton,
Gtd. Notes		4.75	5/15/17	55,000		55,383
Enterprise Inns,
First Mortgage Bonds	GBP	6.50	12/6/18	16,000		21,828
Enterprise Inns,
First Mortgage Bonds	GBP	6.38	2/15/22	100,000		133,597
Fiat Chrysler Finance Europe,
Gtd. Notes	EUR	7.00	3/23/17	100,000		108,956
John Lewis,
Sr. Unscd. Notes	GBP	8.38	4/8/19	175,000		252,335
KFC Holding,
Gtd. Notes		5.00	6/1/24	107,000		108,916
Mitchells & Butlers Finance,
Asset-Backed Bonds, Ser. B2	GBP	6.01	12/15/30	179,459	[b]	262,409
Motability Operations Group,
Gtd. Notes	EUR	1.63	6/9/23	100,000		113,898
New Look Secured Issuer,
Sr. Scd. Bonds	GBP	6.50	7/1/22	100,000		114,296
Time Warner Cable,
Sr. Scd. Notes		5.85	5/1/17	115,000		116,264
Unitymedia Hessen,
Sr. Scd. Bonds	EUR	6.25	1/15/29	100,000		121,609
						2,577,081
Consumer Staples - 3.8%
Agrokor dd,
Gtd. Notes	EUR	9.13	2/1/20	100,000		94,370
Anheuser-Busch InBev,
Gtd. Notes	GBP	6.50	6/23/17	110,000		141,438
Anheuser-Busch InBev,
Gtd. Notes	EUR	0.88	3/17/22	110,000		121,350
Anheuser-Busch InBev Finance,
Gtd. Notes		1.90	2/1/19	130,000		130,272
Coca-Cola European Partners,
Gtd. Bonds	EUR	0.75	2/24/22	210,000		228,147
Constellation Brands,
Gtd. Notes		7.25	5/15/17	130,000		132,242
DS Services of America,
Scd. Notes		10.00	9/1/21	170,000	[c]	185,725

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 91.5% (continued)	Rate (%)		Date	Amount ($)	[a]	Value ($)
Consumer Staples - 3.8% (continued)
Fomento Economico Mexicano,
Sr. Unscd. Bonds	EUR	1.75	3/20/23	207,000		227,325
PepsiCo,
Sr. Unscd. Notes		1.27	7/17/17	218,000	[b]	218,240
						1,479,109
Energy - 2.5%
BG Energy Capital,
Gtd. Notes	GBP	6.50	11/30/72	155,000	[b]	203,434
BP Capital Markets,
Gtd. Notes	GBP	4.33	12/10/18	100,000		134,127
BP Capital Markets,
Gtd. Notes	EUR	1.12	1/25/24	100,000		108,961
Petrobras Global Finance,
Gtd. Notes		7.88	3/15/19	95,000		104,144
Petrobras Global Finance,
Gtd. Notes		6.75	1/27/41	130,000		116,389
Shell International Finance,
Gtd. Notes		1.35	5/11/20	287,000	[b]	287,481
						954,536
Financials - 21.6%
Allied Irish Banks,
Sr. Unscd. Notes	EUR	2.75	4/16/19	100,000		114,058
Aquarius & Investments,
Jr. Sub. Notes		8.25	9/29/49	200,000	[b]	214,000
Arsenal Securities,
Sr. Scd. Bonds, Ser. A1	GBP	5.14	9/1/29	33,511		47,443
Banca Carige,
Govt. Gtd. Bonds	EUR	6.75	3/20/17	200,000		217,689
Banca Monte dei Paschi di Siena,
Govt. Gtd. Bonds	EUR	3.50	3/20/17	200,000		216,852
Bank of England,
Sr. Unscd. Notes		1.25	3/14/19	260,000		258,389
Barclays,
Sr. Unscd. Notes	GBP	3.13	1/17/24	140,000		175,972
BNG Bank,
Sr. Unscd. Notes		1.19	5/15/18	200,000	[b]	200,594
Citigroup,
Sub. Notes		5.50	9/13/25	160,000		174,807
Close Brothers Finance,
Gtd. Notes	GBP	3.88	6/27/21	200,000		273,211
Close Brothers Finance,
Gtd. Notes	GBP	2.75	10/19/26	141,000		177,134
Commonwealth Bank of Australia,
Covered Bonds		2.13	7/22/20	250,000		249,478
Cooperatieve Rabobank,
Sr. Unscd. Notes	AUD	7.25	4/20/18	250,000		200,060
Coventry Building Society,
Covered Bonds	GBP	0.67	3/17/20	100,000	[b]	125,889
Coventry Building Society,
Jr. Sub. Bonds	GBP	6.38	12/29/49	200,000	[b]	247,731
Coventry Building Society,
Sr. Unscd. Notes	EUR	2.50	11/18/20	200,000		231,473
Danske Bank,
Sub. Notes	GBP	5.38	9/29/21	90,000	[b]	119,686
Dexia Credit Local,
Govt. Gtd. Notes		2.25	1/30/19	250,000		251,287

		Coupon	Maturity	Principal
Bonds and Notes - 91.5% (continued)		Rate (%)	Date	Amount ($)	[a]	Value ($)
Financials - 21.6% (continued)
DNB Bank,
Sub. Notes	EUR	4.75	3/8/22	200,000	[b]	216,873
HSBC Bank,
Sub. Notes	GBP	5.38	11/4/30	45,000	[b]	62,901
HSBC Holdings,
Sub. Notes	GBP	6.38	10/18/22	150,000	[b]	194,474
JPMorgan Chase & Co,
Sr. Unscd. Notes		2.24	10/29/20	163,000	[b]	166,467
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	NZD	4.00	1/30/20	250,000		187,479
Lloyds Bank,
Jr. Sub. Notes	EUR	13.00	1/29/49	66,000		102,599
Lloyds Banking Group,
Jr. Sub. Bonds	GBP	7.00	12/29/49	200,000	[b]	257,669
Nationwide Building Society,
Covered Bonds	GBP	0.56	7/17/17	100,000	[b]	125,864
Nationwide Building Society,
Jr. Sub. Notes	GBP	6.88	3/11/49	200,000	[b]	254,903
New Red Finance,
Scd. Notes		6.00	4/1/22	180,000	[c]	187,879
New York Life Global Funding,
Scd. Notes		1.70	9/14/21	280,000		270,364
Royal Bank of Canada,
Covered Bonds		2.00	10/1/18	125,000		125,741
Royal Bank of Canada,
Covered Bonds		1.88	2/5/20	280,000		278,184
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	250,000	[b]	252,715
Royal Bank of Scotland,
Sub. Notes	EUR	10.50	3/16/22	100,000	[b]	109,250
RSA Insurance Group,
Gtd. Notes	GBP	9.38	5/20/39	140,000	[b]	204,137
Santander UK,
Sub. Notes	GBP	9.63	10/30/23	50,000	[b]	71,214
Silverback Finance,
Sr. Scd. Bonds	EUR	3.13	2/25/37	207,886		220,026
SLM Student Loan Trust, Ser. 2003-10,
Asset-Backed Notes	GBP	0.93	12/15/39	100,000	[b]	108,461
Societe Generale,
Jr. Sub. Notes	EUR	6.75	4/7/49	200,000	[b]	226,007
TP ICAP,
Sr. Unscd. Notes	GBP	5.25	1/26/24	190,000		240,236
UBS,
Sub. Notes	EUR	4.75	2/12/26	135,000	[b]	159,060
UNITE USAF II,
Sr. Scd. Notes	GBP	3.37	6/30/28	100,000		134,961
US Bancorp,
Sr. Unscd. Notes		1.40	11/15/18	100,000	[b]	100,373
US Bank,
Sr. Unscd. Notes		1.44	4/26/19	280,000	[b]	280,933
Westpac Banking,
Covered Notes		1.38	5/30/18	330,000		328,756
						8,363,279
Foreign/Governmental - 30.5%
Abu Dhabi Government,
Sr. Unscd. Notes		2.13	5/3/21	400,000		397,029

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 91.5% (continued)	Rate (%)		Date	Amount ($)	[a]	Value ($)
Foreign/Governmental - 30.5% (continued)
Asian Development Bank,
Sr. Unscd. Notes		0.89	7/10/19	165,000	[b]	164,858
Australian Government,
Govt. Gtd. Notes	AUD	4.00	4/20/23	475,000		389,768
Belarusian Government,
Sr. Unscd. Notes		8.95	1/26/18	130,000		134,511
Caisse des Depots et Consignations,
Sr. Unscd. Notes		1.25	5/17/19	200,000		197,684
Costa Rican Government,
Sr. Unscd. Notes		4.25	1/26/23	200,000		190,500
Council of Europe Development Bank,
Sr. Unscd. Notes		1.13	5/31/18	280,000		279,105
Dominican Republic Government,
Sr. Unscd. Bonds		7.50	5/6/21	250,000		275,625
Ecuadorian Government,
Sr. Unscd. Bonds		10.50	3/24/20	200,000		219,500
Export-Import Bank of Korea,
Sr. Unscd. Notes		1.50	10/21/19	401,000	[b]	400,098
Export-Import Bank of Korea,
Sr. Unscd. Notes		1.91	1/25/22	309,000	[b]	310,038
FADE,
Govt. Gtd. Bonds	EUR	0.85	9/17/19	300,000		330,587
FMS Wertmanagement,
Gtd. Bonds		1.04	11/27/19	600,000	[b]	600,488
Icelandic Government,
Unscd. Notes		5.88	5/11/22	280,000		315,910
Instituto de Credito Oficial,
Govt. Gtd. Notes		1.63	9/14/18	390,000		388,437
International Bank for Reconstruction &
Development,
Sr. Unscd. Bonds		1.18	2/11/21	250,000	[b]	251,369
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes		0.88	4/17/17	280,000		280,110
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	NZD	4.63	2/26/19	350,000		266,035
KFW,
Govt. Gtd. Notes	NZD	3.75	6/14/18	100,000		74,254
Kommunalbanken,
Sr. Unscd. Notes		1.01	5/2/19	190,000	[b]	189,942
Kommunekredit,
Sr. Unscd. Notes		1.63	6/1/21	250,000		244,386
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/10/21	13,160,000		617,662
Moroccan Government,
Sr. Unscd. Bonds	EUR	3.50	6/19/24	300,000		346,464
Netherlands Development Finance
Company,
Sr. Unscd. Notes		1.18	10/21/19	192,000	[b]	191,353
New Zealand Government,
Unscd. Bonds	NZD	5.00	3/15/19	1,290,000		989,270
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	2,920,000	[c]	393,963
Peruvian Government,
Sr. Unscd. Notes	PEN	8.20	8/12/26	550,000		194,654

		Coupon	Maturity	Principal
Bonds and Notes - 91.5% (continued)	Rate (%)		Date	Amount ($)	[a]	Value ($)
Foreign/Governmental - 30.5% (continued)
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	500,000		160,080
Province of British Columbia Canada,
Sr. Unscd. Notes	EUR	0.88	10/8/25	328,000		360,466
Queensland Treasury,
Govt. Gtd. Bonds	AUD	3.50	9/21/17	770,000	[c]	589,994
Queensland Treasury,
Govt. Gtd. Notes	AUD	5.50	6/21/21	690,000		591,075
Saudi Arabian Government,
Sr. Unscd. Notes		2.38	10/26/21	200,000		194,980
Spanish Government,
Sr. Unscd. Bonds	EUR	1.80	11/30/24	310,000	[c]	383,932
Swedish Export Credit,
Sub. Notes		2.88	11/14/23	200,000	[b,c]	199,632
Turkish Government,
Sr. Unscd. Bonds		6.75	4/3/18	220,000		229,014
United Kingdom Gilt,
Unscd. Bonds, Ser. 3MO	CNY	2.70	10/21/17	1,000,000		143,574
Vietnamese Government,
Sr. Unscd. Bonds		6.75	1/29/20	300,000		327,976
						11,814,323
Health Care - 1.2%
BUPA Finance,
Gtd. Bonds	GBP	6.13	12/29/49	130,000	[b]	179,354
Roche Holdings,
Gtd. Notes		1.09	9/29/17	200,000	[b]	200,049
Teva Pharmaceutical Finance Netherlands II,
Gtd. Notes	EUR	1.88	3/31/27	100,000		102,751
						482,154
Industrials - 2.4%
AA Bond,
Scd. Notes	GBP	5.50	7/31/43	100,000		129,256
AA Bond,
Sr. Scd. Notes	GBP	4.25	7/31/43	100,000		133,909
Firstgroup,
Gtd. Bonds	GBP	8.13	9/19/18	160,000		223,056
General Electric,
Sr. Unscd. Bonds		5.63	9/15/17	250,000		256,940
General Electric,
Sr. Unscd. Notes	GBP	6.44	11/15/22	30,157		43,160
RAC,
Sr. Scd. Notes	GBP	4.57	5/6/23	110,000		149,256
						935,577
Information Technology - 1.2%
Diamond 1 Finance,
Sr. Scd. Notes		6.02	6/15/26	100,000	[c]	108,152
EMC,
Sr. Unscd. Notes		1.88	6/1/18	86,000		85,587
Microsoft,
Sr. Unscd. Bonds		2.00	8/8/23	250,000		238,292
Western Digital,
Gtd. Notes		10.50	4/1/24	27,000	[c]	31,894
						463,925
Materials - .3%
SIG Combibloc Holdings,
Scd. Notes	EUR	7.75	2/15/23	100,000		116,317

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 91.5% (continued)	Rate (%)		Date	Amount ($)	[a]	Value ($)
Real Estate - .9%
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	146,764		185,869
Vonovia Finance,
Gtd. Notes	EUR	1.50	3/31/25	134,000		144,691
						330,560
Telecommunication Services - 4.2%
British Telecommunications,
Sr. Unscd. Bonds	GBP	5.75	12/7/28	120,000		196,536
CenturyLink,
Sr. Unscd. Notes		6.00	4/1/17	115,000		115,575
CenturyLink,
Sr. Unscd. Notes		7.50	4/1/24	120,000		127,350
Frontier Communications,
Sr. Unscd. Notes		11.00	9/15/25	110,000		111,650
Orange,
Jr. Sub. Notes	EUR	4.00	10/29/49	100,000	[b]	113,988
Sprint Communications,
Sr. Unscd. Debs.		9.25	4/15/22	80,000		95,800
Sprint Communications,
Sr. Unscd. Notes		8.38	8/15/17	74,000		76,405
Telefonica Europe,
Gtd. Bonds	EUR	4.20	12/29/49	100,000	[b]	111,391
Vodafone Group,
Sr. Unscd. Notes		1.63	3/20/17	225,000		225,179
Vodefone Group,
Sr. Unscd. Notes		1.50	2/19/18	280,000		279,482
Wind Acquisition Finance,
Scd. Notes	EUR	7.00	4/23/21	160,000		180,183
						1,633,539
U.S. Government Securities - 13.7%
U.S. Treasury Inflation Protected Securities,
Bonds		2.38	1/15/25	1,555,771	[d]	1,804,697
U.S. Treasury Inflation Protected Securities,
Notes		0.13	4/15/20	783,317	[d]	798,031
U.S. Treasury Inflation Protected Securities,
Notes		0.13	4/15/21	458,276	[d]	465,029
U.S. Treasury Notes		0.75	1/31/18	380,000		379,563
U.S. Treasury Notes		3.50	5/15/20	1,065,000		1,130,522
U.S. Treasury Notes		1.63	8/15/22	735,000		719,094
						5,296,936
Utilities - 2.6%
Electricite de France,
Sr. Unscd. Notes	EUR	2.75	3/10/23	100,000		119,392
National Grid Gas Finance,
Gtd. Notes	GBP	1.13	9/22/21	264,000		329,023
NET4GAS,
Sr. Unscd. Notes	EUR	2.50	7/28/21	100,000		115,560
Severn Trent Utilities Finance,
Gtd. Notes	GBP	6.00	1/22/18	150,000		198,294
Southern Gas Networks,
Sr. Unscd. Notes	GBP	5.13	11/2/18	100,000		135,246
SPP Infrastructure Financing,
Gtd. Bonds	EUR	2.63	2/12/25	100,000		115,398
						1,012,913
Total Bonds and Notes
(cost $36,509,813)						35,460,249

Common Stocks - 1.7%	Shares	Value ($)
Exchange-Traded Funds - 1.7%
iShares JP Morgan USD Emerging Markets
Bond Fund
(cost $688,548)	5,975	669,977
	Face Amount
	Covered by
Options Purchased - .0%	Contracts ($)	Value ($)
Put Options - .0%
U.S. Treasury 10 Year Notes,
March 2017 @ 122.5
(cost $21,406)	34,000	3,719
Other Investment - 5.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $2,068,908)	2,068,908 [e]	2,068,908
Total Investments (cost $39,288,675)	98.5%	38,202,853
Cash and Receivables (Net)	1.5%	572,152
Net Assets	100.0%	38,775,005

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
CNY—Chinese Yuan Renminbi
EUR—Euro
GBP—British Pound
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol

b	Variable rate security—rate shown is the interest rate in effect at period end.
c

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $2,081,171 or 5.37% of net assets.

d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Corporate Bonds	47.3
Foreign/Governmental	30.5
U.S. Government Securities	13.7
Money Market Investment	5.3
Exchange-Traded Funds	1.7
Options Purchased	.0
98.5

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Dynamic Bond Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds†		18,348,990		18,348,990
Exchange-Traded Funds	669,977			669,977
Foreign Government		11,814,323		11,814,323
Registered Investment Company	2,068,908			2,068,908
U.S. Treasury		5,296,936		5,296,936
Other Financial Instruments:
Futures††	12,798			12,798
Forward Foreign Currency Exchange
Contracts††		173,451		173,451
Options Purchased	3,719			3,719
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††		(263,119)		(263,119)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Global Dynamic Bond Fund
January 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	Appreciation ($)

Futures Long
Euro-Bund Option Put 162	9	8,647	March 2017	3,120
Futures Short
Euro BTP Italian Government Bond	4	(565,272)	March 2017	9,678
Gross Unrealized Appreciation				12,798

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Memebers ("Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred

NOTES

during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency					Unrealized
Exchange	Foreign Currency	Cost/			Appreciation
Contracts	Amounts	Proceeds ($)		Value ($)	(Depreciation)($)
Purchases:
JP Morgan Chase Bank
Czech Koruna,
Expiring
2/14/2017	14,470,000	573,777		578,416	4,639
Royal Bank of Scotland
New Zealand
Dollar,
Expiring
2/14/2017	138,032	96,400	EUR	101,234	4,834
Swiss Franc,
Expiring
2/14/2017	5,396	5,373		5,456	83
Sales:
Barclays Bank
Canadian Dollar,
Expiring
2/14/2017	257,000	196,168		197,524	(1,356)
JP Morgan Chase Bank
Australian Dollar,
Expiring
2/14/2017	239,000	174,858		181,199	(6,341)
British Pound,
Expiring
2/14/2017	5,275,247	6,490,563		6,637,713	(147,150)
Euro,
Expiring
2/14/2017	647,726	695,410		699,553	(4,143)
Norwegian Krone,
Expiring
2/14/2017	3,306,755	389,095		400,955	(11,860)
Singapore Dollar,
Expiring
2/14/2017	812,000	569,713		576,226	(6,513)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Royal Bank of Scotland
Australian Dollar,
Expiring
2/14/2017	915,421	682,333	694,031	(11,698)
Chinese Yuan
Renminbi,
Expiring
2/14/2017	1,078,000	157,695	156,542	1,153
Euro,
Expiring
2/14/2017	4,156,550	4,583,368	4,489,129	94,239
South Korean
Won,
Expiring
2/14/2017	250,417,000	213,182	215,523	(2,341)
Turkish Lira,
Expiring
2/14/2017	1,419,000	392,465	374,683	17,782
State Street
Australian Dollar,
Expiring
2/14/2017	194,079	143,307	147,142	(3,835)
British Pound,
Expiring
2/14/2017	329,384	407,241	414,456	(7,215)
Euro,
Expiring
2/14/2017	1,222,000	1,331,894	1,319,776	12,118
Japanese Yen,
Expiring
2/14/2017	176,054	1,496	1,560	(64)
Mexican New
Peso,
Expiring
2/14/2017	9,041,000	444,713	432,728	11,985
New Zealand
Dollar,
Expiring
2/14/2017	2,238,630	1,599,051	1,641,830	(42,779)
UBS
Canadian Dollar,
Expiring
2/14/2017	749,000	560,073	575,665	(15,592)
Euro,
Expiring
2/14/2017	100,000	105,769	108,001	(2,232)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
UBS (continued)
Mexican New
Peso,
Expiring
2/14/2017	4,359,875	228,518	208,676	19,842
South Korean
Won,
Expiring
2/14/2017	437,837,000	383,603	376,827	6,776
Gross Unrealized Appreciation				173,451
Gross Unrealized Depreciation				(263,119)

Cost denominated in Euro of 89,259 with USD equivalent of $96,400.

EUR--Euro

At January 31, 2017, accumulated net unrealized depreciation on investments was $1,085,822, consisting of $157,477 gross unrealized appreciation and $1,243,299 gross unrealized depreciation

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
January 31, 2017 (Unaudited)

		Principal
Bonds and Notes - 33.6%		Amount ($)	[a]	Value ($)
Australia - 5.7%
Australian Government, Sr. Unscd. Bonds,
Ser. 144, 3.75%, 4/21/37	AUD	16,403,000		12,958,217
Australian Government, Sr. Unscd. Bonds,
Ser. 147, 3.25%, 6/21/39	AUD	33,131,000		23,882,527
Australian Government, Sr. Unscd. Bonds,
Ser. 150, 3.00%, 3/21/47	AUD	22,738,000		14,825,734
New South Wales Treasury, Govt. Gtd.
Notes, Ser. CIB1, 2.75%, 11/20/25	AUD	6,226,300	[b]	6,803,991
Treasury Corp. of Victoria, Govt. Gtd. Notes,
5.50%, 11/17/26	AUD	24,250,000		22,382,619
				80,853,088
France - .5%
SFR Group, Sr. Scd. Bonds, 5.63%, 5/15/24	EUR	4,242,000		4,846,577
SFR Group, Sr. Scd. Notes, 7.38%, 5/1/26		1,948,000	[c]	2,006,440
				6,853,017
Germany - .3%
SIG Combibloc Holdings, Sr. Scd. Notes,
7.75%, 2/15/23	EUR	3,388,000		3,940,811
Mexico - .7%
Mexican Government, Sr. Unscd. Bonds,
Ser. M10, 8.50%, 12/13/18	MXN	205,409,500		10,149,969
New Zealand - 2.8%
New Zealand Government, Sr. Unscd.
Bonds, Ser. 0427, 4.50%, 4/15/27	NZD	17,444,000		14,049,130
New Zealand Government, Sr. Unscd.
Bonds, Ser. 0437, 2.75%, 4/15/37	NZD	13,256,000		8,034,199
New Zealand Government, Sr. Unscd.
Bonds, Ser. 0521, 6.00%, 5/15/21	NZD	16,163,000		13,429,598
New Zealand Government, Sr. Unscd.
Bonds, Ser. 0925, 2.00%, 9/20/25	NZD	4,185,000	[d]	3,230,045
				38,742,972
United Kingdom - 1.5%
Anglian Water Services Financing, Sr. Scd.
Notes, Ser. A8, 3.67%, 7/30/24	GBP	151,000	[e]	383,167
Arqiva Broadcast Finance, Sr. Scd. Notes,
9.50%, 3/31/20	GBP	4,722,000		6,332,355
British Telecommunications, Sr. Unscd.
Notes, 3.50%, 4/25/25	GBP	287,000	[e]	761,615
Centrica, Jr. Sub. Bonds, 5.25%, 4/10/75	GBP	982,000	[f]	1,291,029
Centrica, Jr. Sub. Notes, 3.00%, 4/10/76	EUR	1,353,000	[f]	1,456,664
CPUK Finance, Scd. Notes, 7.00%, 2/28/42	GBP	319,000		426,406
Dwr Cymru Financing, Asset Backed Notes,
1.86%, 3/31/48	GBP	150,000	[e]	401,656
High Speed Rail Finance 1, Sr. Scd. Notes,
1.57%, 11/1/38	GBP	268,000	[e]	524,437
National Grid Electricity Transmission,
Insured Bonds, 2.98%, 7/8/18	GBP	667,000	[e]	1,368,780

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Bonds and Notes - 33.6% (continued)		Amount ($)	[a]	Value ($)
United Kingdom - 1.5% (continued)
Network Rail Infrastructure Finance, Govt.
Gtd. Notes, Ser. RPI, 1.75%, 11/22/27	GBP	865,000	[e]	1,962,245
Scotland Gas Networks, Insured Notes, Ser.
A2S, 2.13%, 10/21/22	GBP	300,000	[e]	627,611
Tesco, Sr. Unscd. Notes, 6.13%, 2/24/22	GBP	882,000		1,268,310
Tesco, Sr. Unscd. Notes, 3.32%, 11/5/25	GBP	245,000	[e]	553,424
Tesco Property Finance 3, Mortgage
Backed Bonds, 5.74%, 4/13/40	GBP	3,390,259		4,293,572
				21,651,271
United States - 22.1%
EMC, Sr. Unscd. Notes, 1.88%, 6/1/18		1,574,000		1,566,437
Frontier Communications, Sr. Unscd. Notes,
11.00%, 9/15/25		2,816,000		2,858,240
Sprint, Gtd. Notes, 7.88%, 9/15/23		3,180,000		3,484,008
Sprint, Gtd. Notes, 7.13%, 6/15/24		3,548,000		3,752,010
Sprint Capital, Gtd. Notes, 8.75%, 3/15/32		6,102,000		7,017,300
Sprint Communications, Sr. Unscd. Debs.,
9.25%, 4/15/22		404,000		483,790
Sprint Communications, Sr. Unscd. Notes,
8.38%, 8/15/17		3,942,000		4,070,115
U.S. Treasury Bonds, 3.00%, 5/15/45		70,075,300		69,303,350
U.S. Treasury Bonds, 3.00%, 11/15/45		50,139,900		49,548,400
U.S. Treasury Notes, 0.88%, 4/15/19		18,345,000		18,181,252
U.S. Treasury Notes, 1.38%, 1/15/20		30,562,000		30,485,595
U.S. Treasury Notes, 1.75%, 12/31/20		73,173,400		73,229,158
U.S. Treasury Notes, 2.00%, 2/15/25		45,284,900		44,081,137
Western Digital, Gtd. Notes, 10.50%,
4/1/24		3,339,000	[c]	3,944,194
				312,004,986
Total Bonds and Notes
(cost $491,648,290)				474,196,114
Common Stocks - 57.0%		Shares		Value ($)
Australia - 1.6%
Dexus Property Group		1,538,522		10,477,963
Newcrest Mining		782,482		12,776,597
				23,254,560
Canada - 5.2%
Agnico Eagle Mines		174,966		8,345,929
Alacer Gold		1,714,511	[g]	3,162,210
Alamos Gold		504,572		3,784,532
Barrick Gold		403,481		7,440,190
Centerra Gold		719,151		3,553,615
Detour Gold		289,864	[g]	3,931,681
Eldorado Gold		1,287,643	[g]	4,551,898
IAMGOLD		886,094	[g]	4,099,355
Kinross Gold		1,153,894	[g]	4,495,864
New Gold		1,593,973	[g]	4,250,595
OceanaGold		1,412,137		4,905,175
Primero Mining		1,438,571	[g]	1,083,419
Silver Wheaton		876,210		19,372,574
				72,977,037
Denmark - 1.2%
DONG Energy		453,976	[c]	17,181,157

Common Stocks - 57.0% (continued)	Shares		Value ($)
France - 1.7%
Vivendi	1,344,314		24,583,234
Germany - 3.2%
Bayer	142,663		15,754,763
Infineon Technologies	335,243		6,148,625
LEG Immobilien	55,529	[g]	4,355,521
SAP	79,489		7,262,000
Telefonica Deutschland Holding	2,966,209		12,359,871
			45,880,780
India - .3%
LIC Housing Finance, GDR	228,291		3,742,831
Ireland - .5%
CRH	208,248		7,256,758
Israel - 1.1%
Teva Pharmaceutical Industries, ADR	477,106		15,949,654
Japan - 2.3%
Japan Tobacco	823,100		26,535,152
Skylark	165,000		2,234,390
Suntory Beverage & Food	88,300		3,749,876
			32,519,418
Mexico - .3%
Fresnillo	249,194		4,554,967
Netherlands - 4.3%
RELX	1,079,311		18,205,035
Unilever	271,197		10,947,711
Wolters Kluwer	829,282		31,650,310
			60,803,056
New Zealand - .6%
Spark New Zealand	3,160,146		8,138,312
South Africa - .3%
Gold Fields	1,064,315		3,646,710
South Korea - 1.2%
Macquarie Korea Infrastructure Fund	689,397		4,781,464
Samsung SDI	122,603		12,185,394
			16,966,858
Switzerland - 4.0%
Novartis	458,547		33,572,563
Roche Holding	95,620		22,514,739
			56,087,302
United Kingdom - 10.9%
Associated British Foods	224,231		6,730,512
BAE Systems	994,855		7,283,914
British American Tobacco	118,950		7,331,591
Centrica	9,000,061		25,395,500
Cobham	4,958,782		8,458,956
Diageo	551,220		15,279,884
Dixons Carphone	1,605,924		6,381,998
GlaxoSmithKline	742,910		14,280,440
Randgold Resources	105,164		8,936,645
United Utilities Group	2,185,039		25,206,385
Vodafone Group	5,736,813		14,026,111
Wolseley	228,891		14,129,501
			153,441,437

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 57.0% (continued)	Shares		Value ($)
United States - 18.3%
Abbott Laboratories	391,533		16,354,333
Accenture, Cl. A	192,791		21,953,111
AT&T	83,653		3,526,810
CA	508,092		15,888,037
CMS Energy	842,002		35,869,285
Cognizant Technology Solutions, Cl. A	88,484	[g]	4,653,374
Dollar General	143,152		10,567,481
Dun & Bradstreet	13,764		1,687,742
Eversource Energy	757,729		41,917,568
Maxim Integrated Products	89,550		3,983,184
Microsoft	493,335		31,894,108
PowerShares DB Gold Fund	543,408	[g,h]	21,160,307
Procter & Gamble	128,923		11,293,655
Reynolds American	307,839		18,510,359
Sysco	151,408		7,942,864
Trimble	116,100	[g]	3,438,882
Walgreens Boots Alliance	90,681		7,430,401
			258,071,501
Total Common Stocks
(cost $786,558,354)			805,055,572
	Face Amount
	Covered by
	Contracts/
	Number of
Options Purchased - .1%	Contracts		Value ($)
Call Options
S&P 500 Index, February 2017 @ $2,300	924		4,620
Put Options
U.S. Treasury Long Bond, March 2017 @
$150	950,000		1,128,125
Total Options Purchased
(cost $1,327,894)			1,132,745
Other Investment - 8.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $117,991,276)	117,991,276	[i]	117,991,276
Total Investments (cost $1,397,525,814)	99.1%		1,398,375,707
Cash and Receivables (Net)	0.9%		12,766,189
Net Assets	100.0%		1,411,141,896

ADR—American Depository Receipt
GDR—Global Depository Receipt

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
EUR—Euro
GBP—British Pound
MXN—Mexican Peso
NZD—New Zealand Dollar

b	Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price Index.

c

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $23,131,791 or 1.64% of net assets.

d	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
f	Variable rate security—rate shown is the interest rate in effect at period end.
g	Non-income producing security.
h	Investment in non-controlled affiliates (cost $23,555,235).
i	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government Securities	18.0
Utilities	10.3
Foreign/Governmental	8.5
Basic Materials	8.4
Short-Term/Money Market Investments	8.4
Consumer Services	7.8
Health Care	7.3
Consumer Goods	7.1
Corporate Bonds	7.1
Industrials	5.3
Technology	4.9
Telecommunication	2.4
Financials	1.7
Exchange-Traded Funds	1.5
Telecommunications	.3
Options Purchased	.1
99.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Global Real Return Fund
January 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)
Futures Short
DJ Euro Stoxx 50	1,401	(48,910,606)	March 2017	(2,227,480)
FTSE 100	546	(48,393,441)	March 2017	(2,001,954)
Standard & Poor's 500	503	(286,018,375)	March 2017	(4,712,809)
Gross Unrealized Depreciation				(8,942,243)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Global Real Return Fund
January 31, 2017 (Unaudited)

	Face Amount Covered
	by Contracts ($)	Value ($)
Put Options:
U.S. Treasury Long Bond,
March 2017 @ $147	950,000	(326,563)
Total Options Written
(premiums received $421,050)		(326,563)

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	59,621,193	-	59,621,193
Equity Securities –Domestic
Common Stocks†	236,911,194	-	-	236,911,194
Equity Securities –Foreign
Common Stocks†	546,984,071	-	-	546,984,071
Exchange –Traded Funds	21,160,307	-	-	21,160,307
Foreign Government	-	129,746,029	-	129,746,029
Registered Investment Company	117,991,276	-	-	117,991,276
U.S. Treasury	-	284,828,892	-	284,828,892
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	1,567,741	-	1,567,741
Options Purchased	1,132,745	-	-	1,132,745
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(8,942,243)	-	-	(8,942,243)
Forward Foreign Currency
Exchange Contracts††	-	(19,262,049)	-	(19,262,049)
Options Written	(326,563)	-	-	(326,563)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Memebers ("Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying

NOTES

the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at January 31, 2017:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Barclays Bank
British Pound,
Expiring
4/18/2017	4,797,443	5,852,863	6,046,181	193,318
Euro,
Expiring
4/18/2017	646,931	695,002	700,842	5,840

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
JP Morgan Chase Bank
Mexican New
Peso,
Expiring
2/16/2017	127,043,000	6,004,887	6,079,037	74,150
Royal Bank of Scotland
British Pound,
Expiring
4/18/2017	13,682,518	16,662,181	17,243,975	581,794
State Street Bank and Trust Co.
Euro,
Expiring
4/18/2017	2,306,717	2,440,062	2,498,944	58,882
UBS
New Zealand
Dollar,
Expiring
2/16/2017	19,442,054	13,690,978	14,258,138	567,160
Sales:
Barclays Bank
Euro,
Expiring
2/1/2017	646,931	692,556	698,365	(5,809)
Deutsche Bank
South Korean
Won,
Expiring
2/16/2017	5,360,205,547	4,500,390	4,613,374	(112,984)
JP Morgan Chase Bank
Canadian Dollar,
Expiring
2/16/2017	118,401,446	88,529,403	91,002,403	(2,473,000)
Mexican New
Peso,
Expiring
2/16/2017	60,532,000	2,753,398	2,896,470	(143,072)
South African
Rand,
Expiring
4/18/2017	51,174,603	3,646,729	3,745,496	(98,767)
Royal Bank of Scotland
British Pound,
Expiring
2/1/2017	408,218	507,710	513,540	(5,830)
4/18/2017	184,095,291	224,430,887	232,013,917	(7,583,030)

NOTES

Forward Foreign
currency				Unrealized
exchange	Foreign Currency	Cost/		Appreciation
contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Royal Bank of Scotland (continued)
Euro,
Expiring
4/18/2017	767,290	825,703	831,231	(5,528)
New Zealand
Dollar,
Expiring
2/16/2017	178,729,600	129,881,906	131,074,181	(1,192,275)
South Korean
Won,
Expiring
2/16/2017	5,641,320,436	4,769,650	4,855,322	(85,672)
State Street Bank and Trust Co.
British Pound,
Expiring
4/18/2017	778,527	949,479	981,172	(31,693)
Canadian Dollar,
Expiring
2/16/2017	10,571,717	7,835,580	8,125,337	(289,757)
Euro,
Expiring
4/18/2017	161,506,013	170,656,136	174,964,902	(4,308,766)
Japanese Yen,
Expiring
2/1/2017	20,419,476	177,518	180,847	(3,329)
2/2/2017	153,516	1,340	1,360	(20)
Mexican New
Peso,
Expiring
2/16/2017	66,511,000	3,195,517	3,182,567	12,950
New Zealand
Dollar,
Expiring
2/16/2017	5,564,788	3,979,187	4,081,025	(101,838)
UBS
Australian Dollar,
Expiring
3/17/2017	205,285,100	152,705,427	155,526,106	(2,820,679)
South Korean
Won,
Expiring
2/16/2017	5,686,706,750	4,968,032	4,894,385	73,647
Gross Unrealized Appreciation				1,567,741
Gross Unrealized Depreciation				(19,262,049)

NOTES

At January 31, 2017, accumulated net unrealized appreciation on investments was $944,380, consisting of $63,524,931 gross unrealized appreciation and $62,580,551 gross unrealized depreciation

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Total Emerging Markets Fund
January 31, 2017 (Unaudited)

		Principal
Bonds and Notes - 29.0%		Amount ($)	[a]	Value ($)
Argentina - 2.1%
Argentine Government, Sr. Unscd. Bonds,
23.60%, 3/28/17	ARS	800,000	[b]	51,689
Argentine Government, Sr. Unscd. Bonds,
16.00%, 10/17/23	ARS	5,200,000		356,917
Argentine Government, Sr. Unscd. Bonds,
15.50%, 10/17/26	ARS	3,500,000		250,142
Argentine Government, Sr. Unscd. Notes,
6.88%, 1/26/27		280,000	[c]	277,270
Argentine Government, Sr. Unscd. Notes,
5.83%, 12/31/33	ARS	775,000	[b,d]	356,173
Argentine Government, Unscd. Bonds,
18.20%, 10/3/21	ARS	2,135,000		151,243
Boncer, Bonds, 2.50%, 7/22/21	ARS	3,237,000	[d]	231,753
YPF, Sr. Unscd. Notes, 8.50%, 7/28/25		470,000		495,761
				2,170,948
Austria - .5%
Suzano Austria GmbH, Gtd. Notes, 5.75%,
7/14/26		520,000		521,976
Bahrain - .9%
Bahraini Government, Sr. Unscd. Notes,
7.00%, 1/26/26		915,000		962,754
Brazil - 1.0%
Odebrecht Finance, Gtd. Notes, 4.38%,
4/25/25		1,055,000		458,925
Vale Overseas, Gtd. Notes, 4.38%, 1/11/22		600,000		606,750
				1,065,675
Chile - .2%
AES Gener, Sr. Unscd. Notes, 5.00%,
7/14/25		200,000	[c]	200,367
Colombia - 1.3%
Ecopetrol, Sr. Unscd. Notes, 5.38%,
6/26/26		300,000		300,750
Ecopetrol, Sr. Unscd. Notes, 5.88%,
5/28/45		520,000		462,280
Emgesa, Sr. Unscd. Notes, 8.75%, 1/25/21	COP	237,000,000		81,564
Empresas Publicas de Medellin, Sr. Unscd.
Notes, 8.38%, 2/1/21	COP	684,000,000		236,552
Empresas Publicas de Medellin, Sr. Unscd.
Notes, 7.63%, 9/10/24	COP	230,000,000	[c]	76,082
Findeter, Sr. Unscd. Notes, 7.88%, 8/12/24	COP	450,000,000	[c]	148,505
				1,305,733
Georgia - .7%
Georgian Railway JSC, Sr. Unscd. Notes,
7.75%, 7/11/22		630,000		688,401
Hungary - .7%
Hungarian Government, Sr. Unscd. Notes,
5.38%, 3/25/24		700,000		769,563

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Bonds and Notes - 29.0% (continued)		Amount ($)	[a]	Value ($)
India - .5%
Vedanta Resources, Sr. Unscd. Bonds,
8.25%, 6/7/21		500,000		545,750
Indonesia - .6%
Pertamina, Sr. Unscd. Notes, 4.30%,
5/20/23		650,000		655,782
Iraq - 1.2%
Iraqi Government, Unscd. Bonds, 5.80%,
1/15/28		1,530,000		1,274,681
Ireland - 1.0%
MMC Norilsk Nickel, Sr. Unscd. Notes,
6.63%, 10/14/22		480,000	[c]	536,630
Novolipetsk Steel via Steel Funding, Sr.
Unscd. Notes, 4.50%, 6/15/23		200,000	[c]	200,391
Rusal Capital, Gtd. Notes, 5.13%, 2/2/22		325,000	[c]	323,476
				1,060,497
Ivory Coast - .7%
Ivory Coast Government, Sr. Unscd. Notes,
5.38%, 7/23/24		760,000		722,095
Kazakhstan - .7%
KazMunayGas National, Sr. Unscd. Notes,
4.40%, 4/30/23		700,000		701,048
Kenya - .6%
Kenyan Government, Sr. Unscd. Notes,
6.88%, 6/24/24		640,000		620,010
Lebanon - .9%
Lebanese Government, Sr. Unscd. Notes,
6.20%, 2/26/25		830,000		808,719
Lebanese Government, Sr. Unscd. Notes,
6.60%, 11/27/26		150,000		147,750
				956,469
Luxembourg - .6%
Cosan Luxembourg, Gtd. Notes, 7.00%,
1/20/27		550,000	[c]	574,090
Mexico - 2.2%
Cemex, Sr. Scd Notes, 5.70%, 1/11/25		950,000		963,300
Mexican Government, Bonds, Ser. M,
7.75%, 12/14/17	MXN	8,760,000		424,646
Mexican Government, Bonds, Ser. M 20,
10.00%, 12/5/24	MXN	7,080,000		393,275
Mexican Government, Bonds, Ser. S, 4.50%,
12/4/25	MXN	1,000,000	[e]	298,169
Sixsigma Networks Mexico, Gtd. Notes,
8.25%, 11/7/21		200,000		185,000
				2,264,390
Morocco - 1.0%
Office Cherifien des Phosphates, Sr. Unscd.
Notes, 6.88%, 4/25/44		1,040,000		1,072,500
Netherlands - 3.5%
Equate Petrochemical, Gtd. Notes, 4.25%,
11/3/26		690,000	[c]	679,731
GTH Finance, Gtd. Notes, 7.25%, 4/26/23		520,000	[c]	568,100

		Principal
Bonds and Notes - 29.0% (continued)		Amount ($)	[a]	Value ($)
Netherlands - 3.5% (continued)
Lukoil International Finance, Gtd. Notes,
4.75%, 11/2/26		575,000	[c]	577,179
Petrobras Global Finance, Gtd. Notes,
8.38%, 5/23/21		810,000		902,988
VTR Finance, Sr. Scd. Notes, 6.88%,
1/15/24		880,000		926,200
				3,654,198
Pakistan - .7%
Pakistan Government , 8.25%, 4/15/24		680,000		754,780
Panama - .3%
AES Panama, Sr. Unscd. Notes, 6.00%,
6/25/22		280,000	[c]	290,220
Peru - .5%
Union Andina De Cementos, Sr. Unscd.
Notes, 5.88%, 10/30/21		500,000		517,550
Poland - .8%
Polish Government, Bonds, Ser. 0420,
1.50%, 4/25/20	PLN	1,700,000		411,681
Polish Government, Bonds, Ser. 1017,
5.25%, 10/25/17	PLN	1,570,000		402,546
				814,227
Russia - .7%
Russian Government, Bonds, Ser. 6215,
7.00%, 8/16/23	RUB	17,140,000		272,280
Vnesheconombank, Sr. Unscd. Notes,
6.80%, 11/22/25		400,000		440,234
				712,514
Senegal - .9%
Senegalese Government, Bonds, 6.25%,
7/30/24		900,000		888,975
Sri Lanka - .7%
Sri Lankan Government, Sr. Unscd. Bonds,
6.85%, 11/3/25		480,000		480,673
Sri Lankan Government, Sr. Unscd. Bonds,
6.83%, 7/18/26		200,000		200,024
				680,697
Turkey - 1.3%
Turk Telekomunikasyon, Sr. Unscd. Notes,
4.88%, 6/19/24		800,000		746,952
Turkiye Vakiflar Bankasi, Sr. Unscd. Notes,
5.50%, 10/27/21		600,000	[c]	576,000
				1,322,952
Ukraine - .9%
Ukraine Government, 7.75%, 9/1/25		1,040,000		971,558
United Arab Emirates - .8%
DP World, Sr. Unscd. Notes, 6.85%, 7/2/37		700,000		775,628
United Kingdom - .2%
Vedanta Resources, Sr. Unscd. Notes,
6.38%, 7/30/22		235,000	[c]	235,940

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes - 29.0% (continued)	Amount ($)[a]		Value ($)
United States - .3%
Central American Bottling , Gtd. Notes,
5.75%, 1/31/27	320,000	[c]	323,104
Total Bonds and Notes
(cost $30,112,755)			30,075,072
Common Stocks - 67.5%	Shares		Value ($)
Brazil - 3.1%
Ambev, ADR	346,400		1,867,096
JBS	370,700		1,399,933
			3,267,029
China - 21.1%
Alibaba Group Holding, ADR	23,800	[f]	2,411,178
Anhui Conch Cement, Cl. H	544,000		1,763,343
ANTA Sports Products	417,000		1,332,869
Beijing Capital International Airport, Cl. H	934,000		907,649
China Construction Bank, Cl. H	2,121,000		1,585,508
China Lodging Group	37,700	[f]	2,036,931
Ctrip.com International, ADR	25,900	[f]	1,119,139
PICC Property & Casualty, Cl. H	1,052,000		1,602,629
Ping An Insurance Group Company of
China, Cl. H	292,500		1,511,716
Shanghai Pharmaceuticals Holding, Cl. H	735,300		1,882,104
Tencent Holdings	198,100		5,218,735
ZTO Express Cayman, ADR	42,200		526,234
			21,898,035
Hungary - 1.5%
Richter Gedeon	70,871		1,526,008
India - 3.2%
ICICI Bank, ADR	196,420		1,522,255
Reliance Industries, GDR	58,221	[c]	1,804,851
			3,327,106
Indonesia - 4.4%
Bank Rakyat Indonesia	1,822,800		1,600,624
Matahari Department Store	1,051,300		1,163,300
Telekomunikasi Indonesia	6,392,700		1,852,818
			4,616,742
Mexico - 1.6%
Arca Continental	140,600		756,011
Grupo Aeroportuario del Centro Norte	225,100		960,265
			1,716,276
Peru - 1.0%
Credicorp	6,090		996,811
Philippines - .7%
Puregold Price Club	789,300		685,176
Russia - 6.5%
LUKOIL, ADR	41,700		2,343,749
Sberbank of Russia, ADR	186,405		2,173,482
Yandex, Cl. A	95,050	[f]	2,199,457
			6,716,688
South Africa - 3.5%
Barclays Africa Group	161,134		1,899,049
Clicks Group	195,920		1,773,821
			3,672,870

Common Stocks - 67.5% (continued)	Shares		Value ($)
South Korea - 8.3%
BGF retail	12,782	[f]	1,008,613
Coway	24,291	[f]	1,828,984
Hugel	4,130	[f]	1,077,190
KB Financial Group	56,230	[f]	2,274,167
Korea Investment Holdings	21,441	[f]	857,935
NAVER	1,066		695,317
Samsung Biologics	6,688		926,571
			8,668,777
Taiwan - 7.2%
Advanced Semiconductor Engineering	735,158		804,438
Airtac International Group	157,000		1,299,735
Largan Precision	16,000		2,271,422
Taiwan Semiconductor Manufacturing	521,000		3,083,184
			7,458,779
Thailand - 1.2%
Thai Beverage	2,026,700		1,243,904
United Arab Emirates - 1.5%
Abu Dhabi Commercial Bank	414,831	[g]	791,736
Emaar Properties	383,828		776,455
			1,568,191
United States - 2.7%
iShares MSCI Emerging Markets ETF	75,400		2,815,436
Total Common Stocks
(cost $62,111,103)			70,177,828
	Face Amount
	Covered by
Options Purchased - .0%	Contracts		Value ($)
Put Options
Euro, April 2017 @ EUR 1.08
(cost $21,360)	2,000,000		35,013
Short-Term Investments - .8%
U.S. Treasury Bills, 0.59%, 4/27/17
(cost $793,896)	795,000		794,068
Other Investment - 1.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,801,577)	1,801,577	[h]	1,801,577
Total Investments (cost $94,840,691)	99.0%		102,883,558
Cash and Receivables (Net)	1.0%		1,058,231
Net Assets	100.0%		103,941,789

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
GDR—Global Depository Receipt

a Principal amount stated in U.S. Dollars unless otherwise noted.
ARS—Argentine Peso
COP—Colombian Peso
MXN—Mexican Peso
PLN—Polish Zloty

STATEMENT OF INVESTMENTS (Unaudited) (continued)

RUB—Russian Ruble

b	Variable rate security—rate shown is the interest rate in effect at period end.
c

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $7,391,936 or 7.11% of net assets.

d	Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Mexican Consumer Price Index.
f	Non-income producing security.
g

The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At January 31, 2017, the value of this security amounted to $791,736 or .76% of net assets.

h	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financial	16.9
Information Technology	16.1
Corporate Bonds	14.9
Foreign/Governmental	14.1
Consumer Discretionary	9.1
Consumer Staples	6.5
Health Care	5.2
Energy	4.0
Industrials	3.5
Exchange-Traded Funds	2.7
Short Term/Money Market Investments	2.5
Telecommunication Services	1.8
Materials	1.7
Options Purchased	.0
99.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Total Emerging Markets Fund
January 31, 2017 (Unaudited)

	Face Amount Covered
	by Contracts ($)	Value ($)
Call Options:
Brazilian Real,
February 2017 @ BRL 3.8	1,000,000	-
Colombian Peso,
February 2017 @ COP 3,450	1,000,000	(1)
Euro,
April 2017 @ EUR 1.02	2,000,000	(4,604)
Indonesian Rupiah,
February 2017 @ IDR 14,500	1,000,000	(12)
Mexican New Peso,
March 2017 @ MXN 21.5	1,000,000	(10,822)
Mexican New Peso,
March 2017 @ MXN 22	1,000,000	(6,955)
South African Rand,
February 2017 @ ZAR 16	1,000,000	(8)
South African Rand,
March 2017 @ ZAR 15	1,000,000	(2,089)
South Korean Won,
February 2017 @ KRW 1,200	1,000,000	(432)
South Korean Won,
April 2017 @ KRW 1,200	1,000,000	(8,854)
Total Options Written
(premiums received $132,420)		(33,777)

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Total Emerging Markets Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds†		15,424,026		15,424,026
Equity Securities Foreign Common
Stocks†	66,570,656	791,736 ††		67,362,392
Exchange-Traded Funds	2,815,436			2,815,436
Foreign Government		14,651,046		14,651,046
Registered Investment Company	1,801,577			1,801,577
U.S. Treasury		794,068		794,068
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts†††		697,475		697,475
Option Purchased		35,013		35,013
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts†††		(239,131)		(239,131)
Options Written		(33,777)		(33,777)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Memebers ("Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2017 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Indian Rupee,
Expiring
4/3/2017	86,000,000	1,251,820	1,257,163	5,343
South Korean
Won,
Expiring
4/3/2017	2,642,270,000	2,201,800	2,274,903	73,103
Barclays Bank
Philippine Peso,
Expiring
4/3/2017	62,550,000	1,245,024	1,254,571	9,547
Turkish Lira,
Expiring
4/3/2017	3,500,000	908,874	911,822	2,948
Citigroup
Brazilian Real,
Expiring
4/4/2017	25,445,000	7,875,271	7,944,971	69,700
Chilean Peso,
Expiring
4/3/2017	909,600,000	1,342,603	1,396,751	54,148
Indian Rupee,
Expiring
4/3/2017	230,560,000	3,358,852	3,370,366	11,514
Indonesian
Rupiah,
Expiring
4/3/2017	2,687,420,000	198,627	200,072	1,445

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
Citigroup (continued)
Peruvian New Sol,
Expiring
4/3/2017	7,862,000	2,303,031	2,388,456	85,425
Philippine Peso,
Expiring
4/3/2017	62,450,000	1,254,016	1,252,566	(1,450)
Goldman Sachs International
Brazilian Real,
Expiring
2/2/2017	4,240,000	1,234,748	1,344,800	110,052
Russian Ruble,
Expiring
4/3/2017	92,685,000	1,531,946	1,518,162	(13,784)
JP Morgan Chase Bank
Colombian Peso,
Expiring
4/3/2017	10,181,865,000	3,391,638	3,444,921	53,283
Malaysian Ringgit,
Expiring
4/3/2017	12,080,000	2,683,549	2,718,465	34,916
Mexican New
Peso,
Expiring
4/3/2017	17,200,000	797,859	817,475	19,616
Polish Zloty,
Expiring
4/3/2017	13,420,000	3,218,225	3,347,979	129,754
South African
Rand,
Expiring
4/3/2017	7,045,000	505,453	517,013	11,560
Taiwan Dollar,
Expiring
4/7/2017	38,795,000	1,215,001	1,240,122	25,121
Turkish Lira,
Expiring
4/3/2017	2,515,000	691,638	655,210	(36,428)
Sales:
Bank of America
Argentine Peso,
Expiring
3/14/2017	2,200,000	130,101	135,694	(5,593)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Bank of America (continued)
Singapore Dollar,
Expiring
2/28/2017	2,170,000	1,530,325	1,540,067	(9,742)
Citigroup
Argentine Peso,
Expiring
3/2/2017	4,675,000	278,273	289,922	(11,649)
7/13/2017	4,390,000	251,576	255,239	(3,663)
Brazilian Real,
Expiring
2/2/2017	4,240,000	1,333,543	1,344,800	(11,257)
Euro,
Expiring
2/28/2017	2,185,000	2,337,380	2,360,977	(23,597)
Goldman Sachs International
Hungarian Forint,
Expiring
4/3/2017	279,320,000	951,794	974,553	(22,759)
JP Morgan Chase Bank
Hungarian Forint,
Expiring
4/3/2017	647,890,000	2,209,570	2,260,501	(50,931)
Philippine Peso,
Expiring
4/3/2017	113,660,000	2,268,889	2,279,689	(10,800)
Thai Baht,
Expiring
4/3/2017	57,255,000	1,587,682	1,625,160	(37,478)
Gross Unrealized Appreciation				697,475
Gross Unrealized Depreciation				(239,131)

At January 31, 2017, accumulated net unrealized appreciation on investments was $8,141,511, consisting of $11,429,058 gross unrealized appreciation and $3,287,547 gross unrealized depreciation

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dynamic Total Return Fund
January 31, 2017 (Unaudited)

Common Stocks - 9.8%	Shares	Value ($)
Exchange-Traded Funds - 9.8%
iShares TIPS Bond ETF	589,965	67,362,204
SPDR Barclays High Yield Bond ETF	1,837,088	67,806,918
(cost $128,650,495)		135,169,122
	Face Amount
	Covered by
	Contracts/
	Number of
Options Purchased - .1%	Contracts	Value ($)
Call Options - .0%
Swiss Market Index Futures, March 2017 @ CHF 8,070	2,840	681,349
Swiss Market Index Futures, March 2017 @ CHF 8,070	810	194,563
		875,912
Put Options - .1%
EURO STOXX 50 Index Futures, March 2017 @ 2,750	85,470	460,683
NIKKEI 225 Index Futures, March 2017 @ 1,650	772,500	225,777
S & P 500 Index Futures, March 2017 @ 2,050	451	439,725
		1,126,185
Total Options Purchased (cost $11,601,305)		2,002,097
	Principal
Short-Term Investments - 72.6%	Amount ($)	Value ($)
U.S. Treasury Bills
0.53%, 3/16/17	88,630,000 [a]	88,585,153
0.41%, 2/9/17	242,750,000	242,724,754
0.50%, 3/30/17	672,190,000	671,700,645
(cost $1,002,954,104)		1,003,010,552
Other Investment - 11.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $162,261,168)	162,261,168 [b]	162,261,168
Total Investments (cost $1,305,467,072)	94.3%	1,302,442,939
Cash and Receivables (Net)	5.7%	78,194,842
Net Assets	100.0%	1,380,637,781

CHF—Swiss Franc
ETF—Exchange-Traded Fund
SPDR—Standard & Poor's Depository Receipt
TIPS—Treasury Inflation-Protected Securities

[a]	Held by or on behalf of a counterparty for open futures contracts.
[b]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Short-Term/Money Market Investments	84.4
Exchange-Traded Funds	9.8
Options Purchased	.1
94.3

† Based on net assets.
See notes to consolidated financial statements.

STATEMENT OF INVESTMENTS
Dynamic Total Return Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Exchange-Traded Funds	135,169,122	-	-	135,169,122
Registered Investment Company	162,261,168	-	-	162,261,168
U.S. Treasury	-	1,003,010,552	- 1,003,010,552
Other Financial Instruments:
Financial Futures††	21,567,034	-	-	21,567,034
Forward Foreign Currency Exchange	-	16,810,007	-	16,810,007
Contracts††
Options Purchased	1,126,185	875,912	-	2,002,097
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(9,007,491)	-	-	(9,007,491)
Forward Foreign Currency Exchange
Contracts††	-	(11,382,732)	-	(11,382,732)
Options Written	-	(369,497)	-	(369,497)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dynamic Total Return Fund
January 31, 2017 (Unaudited)

			Market Value		Unrealized
			Covered by		Appreciation
	Contracts		Contracts ($)	Expiration	(Depreciation) ($)
Futures Long
Amsterdam Exchange Index	118		12,098,710	February 2017	(155,788)
ASX SPI 200	698		73,515,058	March 2017	476,109
Australian 10 Year Bond	3,478		338,407,997	March 2017	2,913,777
Brent Crude	82	[a]	4,609,220	June 2017	(70,323)
CAC 40 10 Euro	586		30,032,223	February 2017	(776,089)
Canadian 10 year Bond	1,561		164,875,189	March 2017	(441,648)
Copper	76	[a]	5,182,250	March 2017	368,437
Cotton No. 2	394	[a]	14,763,180	March 2017	688,391
Crude Soybean Oil	523	[a]	10,713,132	May 2017	(409,983)
DAX	251		78,340,125	March 2017	2,128,158
DJ Euro Stoxx 50	358		12,498,213	March 2017	980,920
Euro-Bund Option Put 177	2,281		36,615,178	November 2017	1,740,267
FTSE 100	1,429		126,656,093	March 2017	4,017,333
Gold 100 oz	53	[a]	6,420,420	April 2017	135,495
IBEX 35 Index	144		14,521,250	February 2017	(51,842)
Live Cattle	11	[a]	502,370	April 2017	(3,251)
LME Primary Aluminum	109	[a]	4,944,513	March 2017	837,724
LME Primary Nickel	9	[a]	536,112	March 2017	(204,202)
LME Refined Pig Lead	3	[a]	177,750	March 2017	(1,093,030)
LME Zinc	6	[a]	428,400	March 2017	159,321
Low Sulphur Gas Oil	76	[a]	3,828,500	June 2017	(90,911)
Nikkei 225 Index	97		8,157,072	March 2017	274,609
NY Harbor ULSD	34	[a]	2,362,626	June 2017	(91,132)
Platinum	67	[a]	3,338,275	April 2017	30,487
S&P/Toronto Stock Exchange 60
Index	101		14,086,056	March 2017	202,574
Silver	62	[a]	5,438,330	March 2017	(217,837)
Soybean	105	[a]	5,429,812	May 2017	33,238
Standard & Poor's 500	23		13,078,375	March 2017	504,194
Standard & Poor's 500 E-mini	2,969		337,649,525	March 2017	2,714,314
Swiss Market Index	104		3,514,160	May 2017	(97,720)
Topix	1,156		155,314,144	March 2017	2,564,410
U.S. Treasury 10 Year Notes	11,961		1,488,770,719	March 2017	(3,667,880)
Futures Short

			Market Value		Unrealized
			Covered by		Appreciation
	Contracts		Contracts ($)	Expiration	(Depreciation) ($)
Futures Short (continued)
Chicago SRW Wheat	485	[a]	(10,512,375)	May 2017	31,845
Cocoa	203	[a]	(4,267,060)	May 2017	(28,025)
Coffee	42	[a]	(2,394,000)	May 2017	(84,410)
Corn No. 2 Yellow	342	[a]	(6,275,700)	May 2017	(14,022)
Crude Oil	90	[a]	(4,894,200)	June 2017	118,847
Euro-Bond	460		(80,509,310)	March 2017	(136,902)
FTSE/MIB Index	72		(7,217,877)	March 2017	489,882
Gasoline	23	[a]	(1,709,337)	April 2017	12,659
Hang Seng	13		(1,954,633)	February 2017	(36,345)
Hard Red Winter Wheat	168	[a]	(3,815,700)	July 2017	55,177
Lean Hog	21	[a]	(581,700)	April 2017	(11,562)
Long Gilt	2,148		(334,720,610)	March 2017	83,540
Natural Gas	216	[a]	(6,836,400)	April 2017	(915,881)
NYMEX Palladium	47	[a]	(3,545,210)	March 2017	(408,708)
Sugar No. 11	75	[a]	(1,718,640)	May 2017	5,326
Gross Unrealized Appreciation					21,567,034
Gross Unrealized Depreciation					(9,007,491)

a These securities are wholly-owned by the Subsidiary.
See notes to consolidated financial statements.

STATEMENT OF OPTIONS WRITTEN
Dynamic Total Return Fund
January 31, 2017 (Unaudited)

	Number of Contracts	Value ($)
Put Options:
Swiss Market Index Futures,
March 2017 @ CHF 8,070	2,840	(287,616)
Swiss Market Index Futures,
March 2017 @ CHF 8,070	810	(81,881)
Total Options Written
(premiums received $822,867)		(369,497)

CHF—Swiss Franc
See notes to consolidated financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written

NOTES

and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Euro,
Expiring
3/15/2017	31,048,000	33,006,353	33,577,024	570,671
New Zealand
Dollar,
Expiring
3/15/2017	51,828,822	37,272,698	37,978,374	705,676

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
BNP Paribas
Swedish Krona,
Expiring
3/15/2017	154,870,375	16,962,987	17,741,776	778,789
Citigroup
Australian Dollar,
Expiring
3/15/2017	43,100,000	32,590,420	32,654,620	64,200
British Pound,
Expiring
3/15/2017	25,115,000	30,997,184	31,623,343	626,159
Canadian Dollar,
Expiring
3/15/2017	11,088,000	8,466,384	8,524,627	58,243
Japanese Yen,
Expiring
3/15/2017	2,972,889,000	26,084,669	26,368,463	283,794
New Zealand
Dollar,
Expiring
3/15/2017	8,793,000	6,314,561	6,443,207	128,646
Swiss Franc,
Expiring
3/15/2017	33,001,344	32,869,864	33,428,719	558,855
Credit Suisse International
Australian Dollar,
Expiring
3/15/2017	13,993,752	10,128,034	10,602,335	474,301
Euro,
Expiring
3/15/2017	3,859,311	4,043,774	4,173,672	129,898
Japanese Yen,
Expiring
3/15/2017	665,607,372	5,677,403	5,903,699	226,296
Swedish Krona,
Expiring
3/15/2017	43,697,090	4,788,811	5,005,889	217,078
Goldman Sachs International
New Zealand
Dollar,
Expiring
3/15/2017	41,445,398	29,762,770	30,369,759	606,989
Norwegian Krone,
Expiring
3/15/2017	235,193,958	27,900,235	28,524,873	624,638

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
Goldman Sachs International (continued)
Swiss Franc,
Expiring
3/15/2017	586,474	573,423	594,069	20,646
HSBC
Australian Dollar,
Expiring
3/15/2017	45,487,542	32,833,751	34,463,536	1,629,785
British Pound,
Expiring
3/14/2017	5,011,760	6,137,702	6,310,309	172,607
3/15/2017	7,517,640	9,206,553	9,465,774	259,221
Canadian Dollar,
Expiring
3/15/2017	10,374,650	7,915,351	7,976,193	60,842
Euro,
Expiring
3/15/2017	6,368	6,677	6,887	210
Japanese Yen,
Expiring
3/15/2017	2,162,880,712	18,948,624	19,183,979	235,355
New Zealand
Dollar,
Expiring
3/15/2017	11,111,300	7,977,603	8,141,978	164,375
Norwegian Krone,
Expiring
3/15/2017	112,935,825	13,410,385	13,697,121	286,736
Swedish Krona,
Expiring
3/15/2017	94,240,250	10,524,110	10,796,057	271,947
Swiss Franc,
Expiring
3/15/2017	21,448,000	21,104,705	21,725,757	621,052
Nomura Securities
Australian Dollar,
Expiring
3/15/2017	23,322,920	16,892,115	17,670,559	778,444
Euro,
Expiring
3/15/2017	6,432,185	6,747,542	6,956,120	208,578
Japanese Yen,
Expiring
3/15/2017	1,109,345,620	9,480,630	9,839,499	358,869

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
Nomura Securities (continued)
Swedish Krona,
Expiring
3/15/2017	78,211,120	8,568,452	8,959,778	391,326
Swiss Franc,
Expiring
3/15/2017	12,407,000	12,355,847	12,567,674	211,827
Royal Bank of Canada
New Zealand
Dollar,
Expiring
3/15/2017	24,387,000	17,504,989	17,869,953	364,964
Norwegian Krone,
Expiring
3/15/2017	376,418,435	44,657,014	45,652,908	995,894
Swiss Franc,
Expiring
3/15/2017	21,032,000	20,949,250	21,304,369	355,119
Standard Chartered Bank
New Zealand
Dollar,
Expiring
3/15/2017	16,552,297	11,887,198	12,128,953	241,755
Swiss Franc,
Expiring
3/15/2017	22,736,741	22,650,330	23,031,187	380,857
UBS
Australian Dollar,
Expiring
3/15/2017	13,244,786	9,697,065	10,034,883	337,818
British Pound,
Expiring
3/15/2017	6,746,600	8,294,506	8,494,925	200,419
Canadian Dollar,
Expiring
3/15/2017	5,586,350	4,261,949	4,294,873	32,924
Euro,
Expiring
3/15/2017	2,439,136	2,554,903	2,637,817	82,914
Japanese Yen,
Expiring
3/15/2017	1,584,709,296	13,821,951	14,055,805	233,854
Swedish Krona,
Expiring
3/15/2017	50,744,750	5,707,493	5,813,261	105,768

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales:
Bank of America
New Zealand
Dollar,
Expiring
3/15/2017	10,420,000	7,300,721	7,635,417	(334,696)
Swiss Franc,
Expiring
3/15/2017	7,511,000	7,455,827	7,608,269	(152,442)
Bank of Montreal
Euro,
Expiring
3/15/2017	66,031,968	70,677,317	71,410,620	(733,303)
BNP Paribas
British Pound,
Expiring
3/15/2017	21,875,415	27,753,339	27,544,246	209,093
Canadian Dollar,
Expiring
3/15/2017	28,287,835	21,546,070	21,748,129	(202,059)
Citigroup
Australian Dollar,
Expiring
3/15/2017	13,878,874	10,409,641	10,515,298	(105,657)
British Pound,
Expiring
3/15/2017	58,520,663	74,508,508	73,685,805	822,703
Canadian Dollar,
Expiring
3/15/2017	24,627,000	18,814,136	18,933,622	(119,486)
Euro,
Expiring
3/15/2017	66,031,968	70,724,199	71,410,620	(686,421)
Japanese Yen,
Expiring
3/15/2017	2,409,858,026	21,031,274	21,374,579	(343,305)
New Zealand
Dollar,
Expiring
3/15/2017	48,389,000	34,891,244	35,457,791	(566,547)
Norwegian Krone,
Expiring
3/15/2017	206,753,000	24,556,155	25,075,487	(519,332)
Swedish Krona,
Expiring
3/15/2017	70,566,000	8,019,684	8,083,962	(64,278)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Credit Suisse International
British Pound,
Expiring
3/15/2017	4,728,921	5,859,237	5,954,381	(95,144)
Norwegian Krone,
Expiring
3/15/2017	22,629,858	2,609,893	2,744,602	(134,709)
Swiss Franc,
Expiring
3/15/2017	5,540,052	5,428,720	5,611,797	(183,077)
HSBC
British Pound,
Expiring
3/15/2017	16,277,521	20,725,018	20,495,705	229,313
Canadian Dollar,
Expiring
3/15/2017	37,918,000	27,960,858	29,151,950	(1,191,092)
Euro,
Expiring
3/15/2017	7,162,350	7,618,377	7,745,761	(127,384)
Japanese Yen,
Expiring
3/15/2017	1,265,137,000	10,792,750	11,221,313	(428,563)
Norwegian Krone,
Expiring
3/15/2017	235,883,343	27,659,121	28,608,483	(949,362)
Swiss Franc,
Expiring
3/15/2017	5,994,342	5,945,426	6,071,970	(126,544)
Nomura Securities
British Pound,
Expiring
3/15/2017	55,855,330	70,631,279	70,329,773	301,506
Canadian Dollar,
Expiring
3/15/2017	17,088,000	13,014,966	13,137,521	(122,555)
Euro,
Expiring
3/15/2017	91,490,449	97,611,160	98,942,829	(1,331,669)
Japanese Yen,
Expiring
3/15/2017	2,580,724,620	22,519,412	22,890,105	(370,693)
Norwegian Krone,
Expiring
3/15/2017	37,716,430	4,359,367	4,574,337	(214,970)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Nomura Securities (continued)
Swiss Franc,
Expiring
3/15/2017	9,233,420	9,055,897	9,352,995	(297,098)
Royal Bank of Canada
British Pound,
Expiring
3/15/2017	19,413,258	24,633,095	24,444,042	189,053
Canadian Dollar,
Expiring
3/15/2017	13,750,178	10,472,934	10,571,351	(98,417)
Euro,
Expiring
3/15/2017	43,852,480	46,792,789	47,424,496	(631,707)
Societe Generale
Japanese Yen,
Expiring
3/15/2017	3,154,798,839	27,546,092	27,981,938	(435,846)
UBS
British Pound,
Expiring
3/15/2017	2,988,741	3,699,389	3,763,248	(63,859)
Euro,
Expiring
3/15/2017	3,856,650	4,122,659	4,170,795	(48,136)
Norwegian Krone,
Expiring
3/15/2017	141,296,369	16,600,078	17,136,754	(536,676)
Swiss Franc,
Expiring
3/15/2017	6,724,186	6,643,561	6,811,266	(167,705)
Gross Unrealized Appreciation				16,810,007
Gross Unrealized Depreciation				(11,382,732)

At January 31, 2017, accumulated net unrealized depreciation on investments was $2,570,763, consisting of $7,084,348 gross unrealized appreciation and $9,655,111 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)